DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
The following table summarizes the terms of the Company’s interest rate swap agreements and interest rate cap agreements as of June 30, 2021 and December 31, 2020 (dollar amounts in thousands):

		Outstanding Notional Amount as of June 30, 2021				Fair Value of Assets (Liabilities) as of
	Balance Sheet Location		Interest Rates	Effective Dates	Maturity Dates	June 30, 2021	December 31, 2020
Interest Rate Caps	Prepaid expenses and other assets	$102,553	5.45% (1)	5/7/2021	5/9/2022	$ —	$—
Interest Rate Swaps	Deferred rental income, derivative liabilities and other liabilities	$241,500	2.55% to 4.50% (2)	6/29/2016 to 4/25/2019	7/1/2021 to 3/27/2023	$(6,289)	$(12,308)

(1)	The interest rate consists of the underlying index capped to a fixed rate as of June 30, 2021.
(2)	The interest rates consist of the underlying index swapped to a fixed rate and the applicable interest rate spread as of June 30, 2021.

The following table summarizes the terms of the Company’s interest rate swap agreements designated as hedging instruments as of December 31, 2020 and 2019 (dollar amounts in thousands):

	Balance Sheet Location	Outstanding Notional Amount as of December 31, 2020	Interest Rates (1)	Effective Dates	Maturity Dates	Fair Value of Liabilities as of
						December 31, 2020	December 31, 2019 (2)
Interest Rate Swaps	Derivative liabilities, deferred rental income and other liabilities	$1,085,266	2.55% to 4.50%	6/29/2016 to 5/27/2020	3/15/2021 to 3/27/2023	$(12,308)	$(4,181)

(1)	The interest rates consist of the underlying index swapped to a fixed rate and the applicable interest rate spread as of December 31, 2020.
(2)
As of December 31, 2019, the Company had two interest rate swap agreements in an asset position with a notional amount of $60.0 million and a fair value of $261,000 included in prepaid expenses and other assets on the consolidated balance sheets.